CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands		Ordinary shares CNY (¥) shares		Ordinary shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings [Member] Adjustment CNY (¥)	Retained Earnings [Member] CNY (¥)	Other Comprehensive Income (Loss) CNY (¥)	Non-controlling interests CNY (¥)	Adjustment CNY (¥)	CNY (¥) shares	USD ($) shares
Balance Beginning at Dec. 31, 2019		¥ 20	[1]		¥ 5,117,184		¥ 2,071,332	¥ 24,906	¥ 1,288		¥ 7,214,730
Balance Beginning (in shares) at Dec. 31, 2019 | shares		293,420,800		293,420,800
Issuance of ordinary shares		¥ 1	[1]								1
Issuance of ordinary shares (in shares) | shares		11,032,980		11,032,980
Share-based compensation					301,161						301,161
Other comprehensive income								(99,297)			(99,297)
Contribution by non-controlling interests									129		129
Net income (loss)							3,496,606		(897)		3,495,709
Acquisition of non-controlling interests					(939)				(8)		(947)
Balance Ending at Dec. 31, 2020		¥ 21	[1]		5,417,406	¥ (1,430,396)	4,137,542	(74,391)	512	¥ (1,430,396)	9,481,090
Balance Ending (in shares) at Dec. 31, 2020 | shares		304,453,780		304,453,780
Issuance of ordinary shares		¥ 1	[1]								1
Issuance of ordinary shares (in shares) | shares		6,033,212		6,033,212
Share-based compensation					253,922						253,922
Dividends to shareholders							(276,761)				(276,761)
Other comprehensive income								(36,541)			(36,541)
Cancellation of ordinary shares | shares		(17)		(17)
Disposal of a subsidiary					939				(554)		385
Contribution by non-controlling interests holders to a subsidiary									30,000		30,000
Net income (loss)							5,781,725		(17,212)		5,764,513
Balance Ending at Dec. 31, 2021		¥ 22	[1]	$ 310,486,975	5,672,267		9,642,506	(110,932)	12,746		¥ 15,216,609
Balance Ending (in shares) at Dec. 31, 2021 | shares											315,433,018	315,433,018
Issuance of ordinary shares	[1]	¥ 0
Issuance of ordinary shares (in shares) | shares		5,935,088		5,935,088
Share-based compensation					199,737						¥ 199,737
Dividends to shareholders							(862,995)				(862,995)
Other comprehensive income								59,157			59,157	$ 8,577,000
Contribution by non-controlling interests holders to a subsidiary									90,000		90,000
Issuance of ordinary shares - global offering, net of issuance costs (in shares) | shares		6,370,000		6,370,000
Issuance of ordinary shares - global offering, net of issuance costs		¥ 0	[1]		223,221						223,221
Net income (loss)							4,024,173		(18,605)		4,005,568	580,753,000
Balance Ending at Dec. 31, 2022		¥ 22	[1]		¥ 6,095,225		¥ 12,803,684	¥ (51,775)	¥ 84,141		¥ 18,931,297	$ 2,744,780,000
Balance Ending (in shares) at Dec. 31, 2022 | shares		322,792,063		322,792,063							325,591,776	325,591,776

[1]	The amount less than RMB1 is rounded to zero.